Revenue and Expenses - Data Used for Calculation of Basic and Diluted Earnings Per Share (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit attributable to ordinary equity holders of parent
Profit attributable to ordinary equity holders of the parent from continuing operations	€ 1,582	€ 1,142	€ 3,331
Adjustment for the coupon corresponding to undated deeply subordinated securities	(335)	(379)	(540)
Tax effect	84	97	138
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	€ 1,331	€ 860	€ 2,929
Number of shares (thousands)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,471,160,000	5,453,145,000	5,461,067,000
Telefónica, S.A. share option plans (in shares)	6,590,000	4,766,000	663,000
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,477,750,000	5,457,911,000	5,461,730,000